Derivative Instruments (Schedule of derivative contracts on consolidated statements of operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments, Gain (Loss) [Line Items]
Financial expenses and others, net	$ (498)	$ (170)	$ 304
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Operating Income (Loss)
Cost of revenues [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Financial expenses and others, net	$ (901)	(515)	317
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost of Revenue
Research and development, net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Financial expenses and others, net	$ (1,544)	(939)	699
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Expenses
Sales and marketing [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Financial expenses and others, net	$ (443)	(215)	165
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Selling and Marketing Expense
General and administrative [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Financial expenses and others, net	$ (721)	$ (386)	$ 279
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	General and Administrative Expense